SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

Note 12.    Subsequent Events

The Company has evaluated subsequent events for the financial statements as of and for the year ended December 31, 2022, through March 9, 2023, the date the financial statements were issued.

The Company has further evaluated subsequent events for recognition and remeasurement purposes and for disclosure purposes as of and for the six months ended June 30, 2023, through August 11, 2023. After review and evaluation, management has concluded that there were no material subsequent events as of the date that the financial statements were available to be issued other than as noted below.

On July 21, 2023, the Company announced the closing of its previously announced business combination with Priveterra Acquisition Corp. (NASDAQ: PMGM) (“Priveterra”), a special purpose acquisition company. Upon the closing of the merger, Priveterra changed its name to “AEON Biopharma, Inc.” and transitioned the listing of its securities to the New York Stock Exchange American, where its common stock and warrants began trading on July 24, 2023, under the symbols AEON and AEON WS, respectively. The Company also announced the closing of its previously announced funding arrangements of up to $125 million. The funding includes approximately $50 million of committed financing (including $20 million of previously announced financing) from existing and new AEON investors, as well as the cash remaining in Priveterra’s trust account after redemptions. These committed financings provided the capital necessary to consummate the business combination and are expected to provide sufficient proceeds to fund the Company beyond the announcement of topline data from the Company’s Phase 2 study with ABP-450 for the preventive treatment of episodic migraine, anticipated in the fall of 2023. The balance of the $125 million in funding arrangements is in the form of certain forward purchase agreements of up to $75 million of potential financing with third-party financing providers.

PRIVETERRA ACQUISITION CORP.
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements, other than described below:

On July 3, 2023, the Company convened the Special Meeting. At the Special Meeting, a total of 1,528,826 shares of Class A common stock and 6,900,000 shares of Class B common stock of the Company, out of a total of 2,002,272 shares of Class A common stock and 6,900,000 shares of Class B common stock issued and outstanding and entitled to vote as of the close of business on April 11, 2023 (the record date for the Special Meeting), were present or represented by proxy at the Special Meeting. For more information regarding the Special Meeting, please see the Current Report on Form 8-K filed on July 5, 2023.

On July 11, 2023, the Company, in connection with its proposed business combination (the “Business Combination”) with AEON Biopharma, Inc. (“AEON”) and acting pursuant to authorization from its Board of Directors, determined (i) to voluntarily withdraw the listing of the Company’s common stock, warrants, and units from The Nasdaq Stock Market LLC (“Nasdaq”), and (ii) to list the post-combination company’s common stock and warrants on the NYSE American LLC (the “NYSE”), in each case subject to the closing of the Business Combination. Trading of the common stock and warrants of the post-combination company, AEON Biopharma Inc., is expected to begin on NYSE at market open on or about July 24, 2023 under the symbol “AEON”. The last day of trading on Nasdaq is expected to be on or about July 21, 2023.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.

On February 10, 2023, at the special meeting of stockholders of the Company, stockholders of the Company approved the certificate of amendment to the second amended and restated certificate of incorporation to amend the Company’s contractual expiration date of February 11, 2023 by changing the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination from February 11, 2023 to August 11, 2023. In connection with the vote at the special meeting, the holders of 25,597,728 shares of Class A Common Stock, par value $0.0001 per share, properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.11 per share, for an aggregate redemption amount of approximately $258,793,030.08. The remaining shares to be redeemed is 2,002,272.

On January 11, 2023, the Company and AEON entered into interim financing letter agreements with certain investors for a total aggregate amount of $20 million.

On January 5, 2023, in connection with the Business Combination proposal, a purposed shareholder of the Company filed a complaint in the United States District Court for the Southern District of New York, against the Company and its board of directors, alleging that the registration statement on Form S-4 filed on December 27, 2022 with the SEC omitted material information related to the Business Combination. Since the filing of the complaint, several purported shareholders of the Company have also sent demand letters to the Company’s counsel, similarly alleging that the registration statement filed by the Company on December 27, 2022 with the SEC omitted material information related to the Business Combination and demanding that the Company, its board of directors and/or AEON make supplemental corrective disclosures addressing the alleged deficiencies.

On January 23, 2023, Wells Fargo agreed to waive its entitlement to the deferred underwriting commission of $4,636,800 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company during its quarter ended March 31, 2023 derecognized the deferred underwriting fee payable of $4,636,800 and will record $4,436,713 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $200,087 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As a result, the balance of the deferred underwriting fee payable will be $1,255,800.